Discontinued Operations - Schedule of Discontinued Operation (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Schedule of Discontinued Operation [Abstract]
Cash and cash equivalents	$ 17,341		$ 54,365
Restricted cash	781		842
Accounts receivable, net	2,305,995		509,458
Inventories, net	821		1,717
Advances to suppliers, net	158		164
Amounts due from related parties, current	3,328,447		4,578,844
Prepaid expenses and other current assets	485,091		1,454,735
Current assets of discontinued operation	6,138,634		6,600,125
Non-current assets:
Property, plant and equipment, net	13,667		33,137
Right-of-use assets, net	34,803		48,241
Long-term investments, net	1,300,172		1,407,619
Non-current assets of discontinued operation	1,348,642		1,488,997
Total assets of discontinued operation	7,487,276		8,089,122
Current liabilities:
Accounts payable	1,050,123		1,067,018
Advances from customers	220,766		228,415
Income tax payable	702,849		726,796
Lease liabilities, current	23,915		24,262
Amounts due to related parties, current	1,195,892		279,175
Accrued expenses and other payables	4,524,877		4,697,057
Total current liabilities of discontinued operation	7,718,422		7,022,723
Non-current liabilities:
Lease liabilities, non-current	10,237		23,069
Total non-current liabilities of discontinued operation	10,237		23,069
Total liabilities of discontinued operation	7,728,659		$ 7,045,792
Net revenues	752,748	$ 1,771,339
Cost of revenues	(736,438)	(1,892,416)
Gross (loss) profit	16,310	(121,077)
Operating expenses:
Selling and marketing	(84,274)	(157,904)
General and administrative	(111,527)	(1,227,262)
Research and development		(5,161)
Total operating expenses	(195,801)	(1,390,327)
Loss from discontinued operations	(179,491)	(1,511,404)
Other income (expenses):
Interest expenses	(12,969)	(5,542)
Interest income	12,261	16,494
Non-operating income, net	14,573	28,001
Total other income, net from discontinued operations	13,865	38,953
Loss from operations of discontinued operations before income taxes and share of loss of equity method investments	(165,626)	(1,472,451)
Income tax expenses
Share of loss of equity method investments	(63,152)	(56,513)
Net loss from discontinued operations	(228,778)	(1,528,964)
Less: Net loss attributable to non-controlling interests from discontinued operations	(52,296)	(520,746)
Net (loss) income attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation	(176,482)	(1,008,218)
Net cash provided by operating activities from discontinued operations	750,707	138,853
Net cash provided by investing activities from discontinued operations	203,511	427,990
Net cash provided by financing activities from discontinued operation	$ 36,428	$ 113,260